Award Timing Disclosure	12 Months Ended
Feb. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company does not currently grant stock options or similar option-like instruments to its directors or associates, including our named executive officers. Eligible associates, including our named executive officers, may voluntarily enroll in the Helen of Troy Limited 2018 Employee Stock Purchase Plan (“ESPP”) and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally the last trading day in August and February.
Award Timing Method	The Company does not currently grant stock options or similar option-like instruments to its directors or associates, including our named executive officers. Eligible associates, including our named executive officers, may voluntarily enroll in the Helen of Troy Limited 2018 Employee Stock Purchase Plan (“ESPP”) and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally the last trading day in August and February.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal year 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false